EQUITY TRANSACTIONS (Details) (USD $)	0 Months Ended	1 Months Ended		9 Months Ended	12 Months Ended		24 Months Ended
	Jul. 31, 2011	Dec. 31, 2012	May 31, 2012	Apr. 30, 2014	Jul. 31, 2013	Jul. 31, 2012	Jul. 31, 2013	Jul. 19, 2011
EQUITY TRANSACTIONS [Abstract]
Common stock, shares issued				65,250,000	62,250,000	62,250,000	62,250,000	45,000,000
Proceeds from issuance of common stock	$ 9,000	$ 34,500				$ 34,500	$ 43,500
Issuance of common stock in exchange for cash, shares		17,250,000
Common stock issued for cash, price per share	$ 0.0002					$ 0.002
Stock split description			Five-for-one forward stock split
Convertible notes payable converted, principal				42,316
Accrued interest converted				$ 17,864